(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
(Loss) Earnings Per Share
Reconciliations of net (loss) income and weighted average number of common shares outstanding used for the computation of basic (loss) earnings per common share

	2021		2020		2019
	Common	Class A	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net (loss) income attributable to shareholders of the Company	¥(990,731)	―	¥(539,170)	―	¥17,335	―

Shares (Denominator)	(Number of shares)		(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,877,404	1	4,024,692	1	3,747,295	1
Effect of dilutive instruments:
Stock options	―	―	―	―	525,007	―
Weighted average common shares for diluted computation	4,877,404	1	4,024,692	1	4,272,302	1

(Loss) earnings per common share attributable to shareholders of the Company	(Yen)		(Yen)		(Yen)
Basic	¥(203.13)	¥(203.13)	¥(133.97)	¥(133.97)	¥4.63	¥4.63
Diluted	¥(203.13)	¥(203.13)	¥(133.97)	¥(133.97)	¥4.06	¥4.06